Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Income Statements (Details) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenue:
Total revenue	$ 4,359	[1]			$ 3,525	[1]						$ 8,702	[1]	$ 6,696	[1]	$ 14,178	$ 9,667	[2]	$ 6,589	[2]
Operating expenses:
Medical care costs	3,594				2,929							7,182		5,565		11,794	8,076		5,380
Cost of service revenue	116				33							243		69		193	157		161
General and administrative expenses	351				287							691		543		1,146	765		666
Premium tax expenses	109				95							218		190		397	294		172
Health insurer fee expenses	50				40							108		81		157	89		0
Depreciation and amortization	34				25							66		50		104	93		73
Total operating expenses	4,254				3,409							8,508		6,498		13,791	9,474		6,452
Operating income	105		$ 76	$ 113	116		$ 82	$ 97	$ 40	$ 32	$ 24	194		198		387	193		137
Interest expense	25				15							50		30		66	57		52
Other expenses, net	(25)				(15)							(50)		(30)		65	58		56
Income before income tax expense	80				101							144		168		322	135		81
Income tax expense	47				62							87		101		179	73		36
Net (loss) income before equity in earnings of subsidiaries	33				39							57		67		143	62		45
Equity in net earnings of subsidiaries	0				0							0		0		0	0		0
Income from continuing operations			30	46	39		28	34	16	8	4					143	62		45
Income from discontinued operations																0	0		8
Net income	33		$ 30	$ 46	39		$ 28	$ 34	$ 16	$ 8	$ 4	57		67		143	62		53
Eliminations
Revenue:
Total revenue	(274)				(236)							(537)		(466)		(977)	(733)		(609)
Operating expenses:
Medical care costs	(14)				(14)							(28)		(25)		(50)	(31)		(7)
Cost of service revenue	0				0							0		0		0	0		0
General and administrative expenses	(260)				(222)							(509)		(441)		(927)	(702)		(602)
Premium tax expenses	0				0							0		0		0	0		0
Health insurer fee expenses	0				0							0		0		0	0
Depreciation and amortization	0				0							0		0		0	0		0
Total operating expenses	(274)				(236)							(537)		(466)		(977)	(733)		(609)
Operating income	0				0							0		0		0	0		0
Interest expense	0				0							0		0
Other expenses, net																0	0		0
Income before income tax expense	0				0							0		0		0	0		0
Income tax expense	0				0							0		0		0	0		0
Net (loss) income before equity in earnings of subsidiaries	0				0							0		0		0	0		0
Equity in net earnings of subsidiaries	(46)				(43)							(79)		(91)		(190)	(89)		(83)
Income from continuing operations																			(83)
Income from discontinued operations																			0
Net income	(46)				(43)							(79)		(91)		(190)	(89)		(83)
Parent Guarantor
Revenue:
Total revenue																931	706		602
Operating expenses:
Medical care costs																	46
General and administrative expenses																797	583		504
Depreciation and amortization																82	73		51
Total operating expenses																934	702		593
Operating income																(3)	4		9
Income tax expense																(21)	(27)		(16)
Equity in net earnings of subsidiaries																	89
Net income																143	62		53
Parent Guarantor | Reportable Legal Entities
Revenue:
Total revenue	261				224							512		443		931	706		602
Operating expenses:
Medical care costs	19				14							31		26		55	46		38
Cost of service revenue	0				0							0		0		0	0		0
General and administrative expenses	219				190							436		377		797	583		504
Premium tax expenses	0				0							0		0		0	0		0
Health insurer fee expenses	0				0							0		0		0	0
Depreciation and amortization	23				21							45		41		82	73		51
Total operating expenses	261				225							512		444		934	702		593
Operating income	0				(1)							0		(1)		(3)	4		9
Interest expense	25				15							50		30
Other expenses, net																66	58		55
Income before income tax expense	(25)				(16)							(50)		(31)		(69)	(54)		(46)
Income tax expense	(12)				(12)							(28)		(7)		(21)	(27)		(16)
Net (loss) income before equity in earnings of subsidiaries	(13)				(4)							(22)		(24)		(48)	(27)		(30)
Equity in net earnings of subsidiaries	46				43							79		91		191	89		83
Income from continuing operations																			53
Income from discontinued operations																			0
Net income	33				39							57		67		143	62		53
Other Guarantors | Reportable Legal Entities
Revenue:
Total revenue	137				59							277		123		293	240		211
Operating expenses:
Medical care costs	11				9							22		17		36	27		21
Cost of service revenue	106				33							221		69		184	157		161
General and administrative expenses	16				7							23		15		41	29		26
Premium tax expenses	0				0							0		0		0	0		0
Health insurer fee expenses	0				0							0		0		0	0
Depreciation and amortization	3				0							6		1		4	5		7
Total operating expenses	136				49							272		102		265	218		215
Operating income	1				10							5		21		28	22		(4)
Interest expense	0				0							0		0
Other expenses, net																0	0		0
Income before income tax expense	1				10							5		21		28	22		(4)
Income tax expense	0				4							2		8		9	8		(1)
Net (loss) income before equity in earnings of subsidiaries	1				6							3		13		19	14		(3)
Equity in net earnings of subsidiaries	0				0							0		0		(1)	0		0
Income from continuing operations																			(3)
Income from discontinued operations																			0
Net income	1				6							3		13		18	14		(3)
Non-Guarantors | Reportable Legal Entities
Revenue:
Total revenue	4,235				3,478							8,450		6,596		13,931	9,454		6,385
Operating expenses:
Medical care costs	3,578				2,920							7,157		5,547		11,753	8,034		5,328
Cost of service revenue	10				0							22		0		9	0		0
General and administrative expenses	376				312							741		592		1,235	855		738
Premium tax expenses	109				95							218		190		397	294		172
Health insurer fee expenses	50				40							108		81		157	89
Depreciation and amortization	8				4							15		8		18	15		15
Total operating expenses	4,131				3,371							8,261		6,418		13,569	9,287		6,253
Operating income	104				107							189		178		362	167		132
Interest expense	0				0							0		0
Other expenses, net																(1)	0		1
Income before income tax expense	104				107							189		178		363	167		131
Income tax expense	59				70							113		100		191	92		53
Net (loss) income before equity in earnings of subsidiaries	45				37							76		78		172	75		78
Equity in net earnings of subsidiaries	0				0							0		0		0	0		0
Income from continuing operations																			78
Income from discontinued operations																			8
Net income	$ 45				$ 37							$ 76		$ 78		$ 172	$ 75		$ 86

[1]	Total revenue consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[2]	Total revenues consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.